FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS [Abstract]
Disclosure of financial instruments at fair value through profit or loss [Table Text Block]
	Level	December 31, 2022	December 31, 2021
FINANCIAL ASSETS:

Cash and cash equivalents	1	$15,919,518	$14,337,078

	Level	December 31, 2022	December 31, 2021
FINANCIAL LIABILITIES:

Convertible debt facility - derivative component	3	$1,585,000	$-

Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
At December 31, 2022	Possible exposure*	Impact on net loss	Impact on net loss
US dollar	+/-5%	$1,243,078	$(1,243,078)

*Possible exposure is based on management's best estimate of the reasonably possible fluctuations of foreign exchange rates in the next twelve months.